Other current assets and liabilities - Other Current Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024		Apr. 01, 2023	[1]
Subclassifications of assets, liabilities and equities [abstract]
Accrued bonus	¥ 364	¥ 241
Tax payables	62	67
Accrued paid leaves	52	51
Cryptocurrency payable	40	0
Advance payment and other	18	1
Total	¥ 536	¥ 360	[1]	¥ 80

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”